Schedule of Significant Assumptions Used In Valuation of Derivative Liability (Details)	Dec. 31, 2025	Jun. 30, 2025
Measurement Input, Expected Term [Member] | Minimum [Member]
Business Combination [Line Items]
Derivative liability, measurement input	0.77	2.18
Measurement Input, Expected Term [Member] | Maximum [Member]
Business Combination [Line Items]
Derivative liability, measurement input	1.68	2.43
Measurement Input, Price Volatility [Member] | Minimum [Member]
Business Combination [Line Items]
Derivative liability, measurement input	232.20	207.70
Measurement Input, Price Volatility [Member] | Maximum [Member]
Business Combination [Line Items]
Derivative liability, measurement input	256.20	233.30
Measurement Input, Expected Dividend Rate [Member] | Minimum [Member]
Business Combination [Line Items]
Derivative liability, measurement input	0.00	0.00
Measurement Input, Expected Dividend Rate [Member] | Maximum [Member]
Business Combination [Line Items]
Derivative liability, measurement input	0.00	0.00
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Business Combination [Line Items]
Derivative liability, measurement input	3.48	3.72
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Business Combination [Line Items]
Derivative liability, measurement input	3.66	3.89